CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 93,064	$ 39,226
Short-term deposits	78,240	70,773
Restricted deposit	931	3,851
Trade receivables	8,279	6,461
Prepaid expenses and other current assets	17,346	11,989
Total current assets	197,860	132,300
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	2,622	2,200
Property and equipment, net	8,750	8,734
Intangible assets, net	3,716	4,463
Goodwill	1,736	1,736
Total long-term assets	16,824	17,133
TOTAL ASSETS	214,684	149,433
CURRENT LIABILITIES:
Trade payables	20,709	12,280
Employees and payroll accruals	20,230	15,210
Deferred revenues	146,987	100,561
Accrued expenses and other current liabilities	18,847	20,016
Total current liabilities	206,773	148,067
LONG-TERM LIABILITIES:
Long-term deferred revenues	9,746	4,206
Long-term deferred tax liabilities	634	890
Other long term liabilities		75
Total long-term liabilities	10,380	5,171
TOTAL LIABILITIES	217,153	153,238
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2015 and 2016; Issued and outstanding: 40,272,846 and 44,297,761 shares at December 31, 2015 and 2016, respectively;	74	64
Additional paid-in capital, net	241,154	192,791
Other comprehensive loss	(389)	(248)
Accumulated deficit	(243,308)	(196,412)
Total shareholders' deficiency	(2,469)	(3,805)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 214,684	$ 149,433